Offerings - Offering: 1	Oct. 04, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.01 per share, issuable upon conversion of the Series A Convertible Preferred Stock
Amount Registered | shares	10,804,718
Proposed Maximum Offering Price per Unit	8.89
Maximum Aggregate Offering Price	$ 96,053,943.02
Fee Rate	0.01531%
Amount of Registration Fee	$ 14,705.86
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this prospectus supplement also covers such additional shares as may hereafter be offered or issued with respect to the shares registered hereby resulting from stock splits, stock dividends, recapitalizations or similar capital adjustments. (2) Estimated solely for the purpose of calculating the registration fee computed in accordance with Rule 457(c) on the basis of the average of the high and low sales prices for the Class A common stock on September 30, 2024, as reported on the NASDAQ Global Select Market. (3) Consists of the resale of up to 10,804,718 shares of common stock issuable upon conversion of the preferred stock previously and separately registered under this Registration Statement. (4) Pursuant to Rule 424(g)(2) and General Instruction II.F to Form S-3, this prospectus supplement shall be deemed a final prospectus for purposes of the offering of the securities described herein.